Inst Adv Inst | Spartan Emerging Markets Index Fund
Fund Summary Fund/Class: Spartan® Emerging Markets Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Emerging Markets Index Fund	Institutional Class	Fidelity Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses Inst Adv Inst Spartan Emerging Markets Index Fund		Institutional Class	Fidelity Advantage Institutional Class
Management fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.03%	none
Total annual operating expenses		0.28%	0.25%
Fee waiver and/or expense reimbursement	[1]	0.15%	0.15%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.13%	0.10%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%. These arrangements will remain in effect through December 31, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example Inst Adv Inst Spartan Emerging Markets Index Fund (USD $)	Institutional Class	Fidelity Advantage Institutional Class
1 year	13	10
3 years	72	63
5 years	140	123
10 years	338	301

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Year

During the period shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	13.15%	March 31, 2012
Lowest Quarter Return	-8.64%	June 30, 2012
Year-to-Date Return	-6.15%	September 30, 2013

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns Inst Adv Inst Spartan Emerging Markets Index Fund	Past 1 year	Life of class		Inception Date
Institutional Class	17.58%	3.80%	[1]	Sep. 08, 2011
Fidelity Advantage Institutional Class	17.62%	3.83%	[1]	Sep. 08, 2011
FTSE Emerging Index (reflects no deduction for fees, expenses, or taxes)	17.94%	4.98%	[1]	Sep. 08, 2011
[1]	From September 8, 2011.